UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

P. O. BOX 500

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2014

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS

Six Months Ended April 30, 2014 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2014, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2014, the Company paid the following dividends per share:

December 10, 2013 to shareholders of record November 25, 2013	$0.25
March 10, 2014 to shareholders of record February 25, 2014	0.25

Total	$0.50

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at April 30, 2014, with a total market value of $112,555,535.

M. Hunt Broyhill

Chairman, President and Chief Executive Officer

1

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Six Months Ended April 30, 2014 (Unaudited)

2

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014

ASSETS AT MARKET VALUE:
Investment securities (cost - $104,808,392)	$112,555,535
Cash and short-term investments	97,016
Receivables, accrued interest and dividends	152,629
Receivable from broker	173,936
Receivable from hedge fund liquidation	50,774
Other assets	56,615

Total assets	113,086,505

LIABILITIES:
Call and put options written, at fair value (premiums received $163,729)	194,630
Accounts payable and accrued expenses	3,371
Payable to custodian	12,698
Accounts payable to affiliates	73,246

Total liabilities	283,945

NET ASSETS AT APRIL 30, 2014 - EQUIVALENT TO $22.87 PER
SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$112,802,560

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares;
outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	74,927,017
Undistributed net investment income	512,893
Realized gain on investments	(214,711)
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	7,716,242

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$112,802,560

See accompanying notes to financial statements.

3

BMC FUND, INC.
STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014

INVESTMENT INCOME:
Income:
Interest - fixed income	$63,392
Other interest and dividends	1,744,994

Total income	1,808,386

Expenses:
Legal and professional fees	41,034
Directors' fees (Note 8)	33,000
Investment expense	30,466
Salaries	308,147
Property and liability insurance	25,074
Depreciation expense	2,379
Taxes and licenses	33,830
Rent	14,595
Office supplies and expense	27,076
Dues and subscriptions	16,647
Travel and entertainment	11,239

Total expenses	543,487

Investment income, net	1,264,899

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold	141,645
Realized gain from expiration or closing of options contracts written	96,897
Change in unrealized appreciation of investments for the period	2,408,240

Net gain on investments	2,646,782

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$3,911,681

See accompanying notes to financial statements.

4

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended April 30, 2014 and 2013

	2014	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,264,899	$1,503,414
Realized gains from investment securities sold	238,542	465,033
Change in unrealized appreciation of
investments for the year	2,408,240	2,539,803

Net increase in net assets resulting from operations	3,911,681	4,508,250

Distributions to shareholders from:
Net realized gain on investment securities	(1,007,445)	(641,270)
Net investment income	(1,128,146)	(1,473,908)
Retained earnings prior to becoming an investment company	(331,049)	(696,792)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,445,041	1,696,280

NET ASSETS AT BEGINNING OF PERIOD	111,357,519	111,378,561

NET ASSETS AT END OF PERIOD (Including
undistributed net investment income: (2014 - $512,893, 2013 - $430,790)	$112,802,560	$113,074,841

See accompanying notes to financial statements.

5

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.     Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Company evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

For the six months ended April 30, 2014, the Company purchased and sold securities in the amount of $14,525,032 and $12,421,615 (excluding short-term investments and options), respectively.

6

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.     Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2009 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.       Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

8

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

J.       Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

K.    Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

9

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of April 30, 2014.

The following is a summary of the inputs used to value the Company’s investments as of April 30, 2014.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,779,915	$-	$-	$2,779,915
Mutual Funds
Bond Mutual Funds	21,763,547	-	-	21,763,547
Stock Mutual Funds	8,774,479	-	-	8,774,479
Other Investments
Limited Partnerships	-	-	22,044,795	22,044,795
Common Stocks
Common Stocks – Publicly Traded	34,607,304	-	-	34,607,304
Call Options	(61,790)	-	-	(61,790)
Put Options	(132,840)	-	-	(132,840)
Cash and Cash Equivalents	22,585,495	-	-	22,585,495
Total Investments	$90,316,110	$-	$22,044,795	$112,360,905

The table below presents a reconciliation for the year ended April 30, 2014, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2013	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	4/30/2014
Other Investments
Limited Partnerships	$20,758,738	$-	$789,027	$82,903	$1,311,514	$(290,604)	$(606,783)	$-	$22,044,795
Total Investments	$20,758,738	$-	$789,027	$82,903	$1,311,514	$(290,604)	$(606,783)	$-	$22,044,795

Realized gains and losses are included in the realized gain from investments sold on the Statement of Operation. Unrealized gains and losses are included in the change in unrealized appreciation of investments on the Statement of Operations.

L.     Investments in Limited Partnerships - As of April 30, 2014, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 1% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

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BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of April 30, 2014. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
Stark Investments LP	N/A	N/A	See below (1)
Stark Structured Finance Onshore LP	N/A	N/A	See below (1)
Elliott Associates, LP	60 days	January 1 or July 1	See below (2) (3)
RiverNorth Capital Partners, LP	60 days	Monthly	See below (4)
Greenlight Masters Qualified, LP	105 days	December 31	See below (5)
Hayman Capital Partners, LP	45 days	Quarterly	See below (6) (7)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (5) (8)
Privet Fund LP	90 days	Quarterly	See below (9)
Civic Capital Currency Fund, LP	15 days	Monthly	None
Worldwide Opportunity Fund (Cayman), Ltd.	30 days	June 30 or Dec. 31	See below (10)
400 Capital Credit Opportunities Fund LP	60 days	Quarterly	See below (11)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (12)
Serengeti Multi-Series, LP	87 days	Quarterly	See below (13)
Passport Long Short Fund, LP	15 days	Monthly	See below (14)
Walnut Investment Partners, LP	N/A	N/A	See below (15)

(1) In liquidation.

(2) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. Investors shall be required to submit a new withdrawal request until the intended payout is achieved.

(3) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(4) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 15%.

(5) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(6) There is a redemption provision stating the general partner may disallow a partial withdrawal if the investor would not have a capital account balance at least equal to $1,000,000 thereafter.

(7) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. Investors subject to this provision in any calendar quarter (i) shall have no priority in the next calendar quarter or in subsequent calendar quarters, and (ii) they shall receive the full amount of their requested withdrawal no later than the last business day of the fourth calendar quarter following the withdrawal date.

(8) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(9) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner's discretion.

(10) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

(11) Withdrawal proceeds are available as follows: 25% at withdrawal date; 33 1/3% of the remaining account three months after withdrawal date; 50% of the remaining amount six months after withdrawal date, and the remaining balance nine months after withdrawal date.

(12) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(13) There is a three-year lock-up period for the contribution to the underlying fund which expires May 31, 2016.

(14) There is a gate provision if aggregate requested withdrawal amounts exceed 65% of the net asset value. Withdrawals to investors subject to this provision may be reduced pro rata based on their respective withdrawal requests. Any unpaid withdrawal amounts will be automatically submitted for the next withdrawal date.

(15) Redemptions are not permitted.

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BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2014, were as follows:

Gross appreciation (excess of value over tax cost)	$14,870,601
Gross depreciation (excess of tax cost over value)	(7,123,458)
Net unrealized appreciation	$7,747,143
Cost of investments for income tax purposes	$104,808,392

4.	OPTIONS WRITTEN

As of April 30, 2014, portfolio securities valued at $1,267,260 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the year ended April 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2013	3,590	$422,753
Options written	3,351	452,301
Options terminated in closing purchase transactions	(2,166)	(292,713)
Options expired	(2,130)	(259,310)
Options exercised	(1,925)	(159,303)
Options outstanding at April 30, 2014	720	$163,728

5.	PLEDGED COLLATERAL

As of April 30, 2014, short-term investments in the amount of $5,540,063 were pledged as collateral for put options sold by the Company.

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BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2013, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2013.

On March 10, 2014, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2014.

The tax character of distributions paid during 2014 was as follows:

2014
Distributions paid from:
Ordinary income	$1,486,715
Retained earnings prior to becoming an investment company	979,925
$2,466,640

7.	LINE OF CREDIT

On April 22, 2010, (renewed April 21, 2013), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company will pay a commitment fee of 35 basis points on any unused balance. As of April 30, 2014, the Company had no borrowings from this line of credit, which expires on April 21, 2016.

8.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

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BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

9.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, director and officer, and Paul H. Broyhill, director of the Company. The expense associated with this related party lease for the six months ended April 30, 2014 amounted to $14,595. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at April 30, 2014 was $73,246.

10.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $5,244,089 and have been assigned no value at April 30, 2014.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2014 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 21, 2014 at the Company’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 11 directors to serve as follows:

Director	Term	Expiring

Kevin P. Boudreau	1 year	2015
James T. Broyhill	1 year	2015
M. Hunt Broyhill	1 year	2015
Paul H. Broyhill	1 year	2015
W. Charles Campbell	1 year	2015
R. Donald Farmer	1 year	2015
Robert G. Fox, Jr.	1 year	2015
Jan E. Gordon	1 year	2015
Brent B. Kincaid	1 year	2015
Mark E. Roberts	1 year	2015
Allene B. Stevens	1 year	2015

2. To vote upon such other business as may come before the meeting.

14

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2014 (Unaudited)

12.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman, President and Chief Executive Officer, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Broyhill has had such responsibility since 2001. Mr. Broyhill has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

15

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2014 (Unaudited)

The directors of the Fund were elected for a one-year term at the 2014 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

James T. Broyhill (87) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005

Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)

None

M. Hunt Broyhill (50) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman and Chief Executive Officer President Vice President	Since 2008 Since Feb. 2014 Since 2007 2001-2007

Chairman and Chief Executive Officer of the Fund since Feb. 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present); General Partner of CapitalSouth Partners Fund I, LP and CapitalSouth Partners Fund II, LP (2000-2013); General Partner of CapitalSouth Partners

Capitala Finance Corp. (Sept. 2013-present)

16

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2014 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Fund III, LP (2007-2013); Chief Executive Officer of Broyhill Affinity Fund, LLC (2008-2012)

Paul H. Broyhill (90) 135 Claron Place, SE Lenoir, NC 28645	Director Chairman Emeritus	Since 1976 Since Feb. 2014

Chairman Emeritus of the Fund (Feb. 2014-present); former Chairman (1976-Feb. 2014) and Chief Executive Officer (2001-Feb. 2014) of the Fund; former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)

None

W. Charles Campbell (47) 1031 Huntington Park Drive Charlotte, NC 28211	Director	Since 2011

President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Co-manager of Brackett Flagship Properties, LLC, a commercial real estate firm (2010-present)

None

Allene B. Stevens (92) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

17

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2014 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
Kevin P. Boudreau (51) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

R. Donald Farmer (67) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (64) 330 Lams Way Vilas, NC 28692	Director	Since 2008	Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Jan E. Gordon (62) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Brent B. Kincaid (83) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

Mark E. Roberts (51) 269 River Ridge Drive Wallace, NC 28466	Director	Since Feb. 2014

Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-present); Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); former Director of Global Equities and Hedged Strategies, State of North Carolina Retirement System (2003-2009)

None

18

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2014 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Boyd C. Wilson, Jr. (61) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006

Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

CommunityOne Bancorp (2011-present); Bank of Granite Corp. (1996-2013)

Christopher R. Pavese (37) 166 Pleasant Point Drive Hickory, NC 28601	Vice President and Chief Investment Officer	Since 2013 Since 2011

Vice President (2013-present) and Chief Investment Officer of the Fund since 2011; Chief Investment Officer of Broyhill Asset Management, LLC since 2008; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Affinity Fund, LLC (2008-2012)

None

Carol Frye (56) 210 Beall Street, NW Lenoir, NC 28645	Secretary and Treasurer	Since 2001	Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)	None

19

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2014 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

20

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six months ended April 30, 2014 (unaudited), Years Ended October 31, 2013, 2012, 2011, 2010, 2009, 2008, 2007, 2006, 2005 and 2004

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2014 (unaudited), the years ended October 31, 2012, 2011, 2010, 2009, 2008, 2007, 2006, 2005 and 2004. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2014
PERFORMANCE	(Unaudited)		2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Net asset value, beginning of period	$22.57		$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17
Net investment income	0.26		0.46	0.35	0.49	0.46	0.48	0.73	0.78	1.06	0.88	0.82
Net gains (losses) on investments	0.53		0.60	1.18	0.21	1.70	1.65	(10.98)	4.25	2.43	2.48	2.08
Total from investment operations	0.79		1.06	1.53	0.70	2.16	2.13	(10.25)	5.03	3.49	3.36	2.90
Less distributions:
Dividends from net investment income	0.23		0.47	0.56	0.27	0.46	0.92	1.04	2.03	2.37	-	0.65
Distributions from capital gains	0.20		0.33	0.48	0.53	-	-	1.42	0.27	0.41	1.46	0.48
Distributions from retained earnings	0.07		0.27	0.02	0.20	0.49	0.80	-	-	-	-	-
P. B. Realty, Inc. Spin-off	-		-	-	-	-	-	2.78	-	-	-	-
Total distributions	0.50		1.07	1.06	1.00	0.95	1.72	5.24	2.30	2.78	1.46	1.13
Net asset value, end of period	$22.86		$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94

Per share market value, end of period[1]	$18.00		$18.00	$18.00	$18.45	$18.00	$16.75	$26.00	$26.00	$26.00	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	4.39%		5.89%	8.50%	3.79%	11.83%	12.72%	(39.42)%	19.35%	13.40%	12.95%	11.14%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$112,803		$111,358	$111,379	$109,069	$110,576	$104,603	$102,574	$178,975	$165,500	$162,027	$152,623
Ratio of expenses to average net assets[3]	0.98%	*	0.95%	1.01%	0.97%	1.11%	1.18%	1.02%	0.75%	0.73%	0.60%	0.73%
Ratio of net investment income to
average net assets[3]	2.27%	*	2.04%	1.57%	2.15%	2.11%	2.40%	2.37%	2.26%	3.20%	2.77%	2.70%
Portfolio turnover rate	11.13%		33.12%	32.90%	60.41%	38.08%	69.62%	67.44%	51.23%	48.22%	57.54%	40.10%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

*Annualized

21

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2014

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$251,630	$258,612
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	533,647	556,159
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	250,944	261,987
HUMANA INC		6.450%	6/1/2016	250,000	264,753	276,899
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,726	261,109
TRANSOCEAN INC		5.050%	12/15/2016	250,000	251,869	271,978
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	464,454	375,315
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	502,093	517,856
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	2,192,130	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	725,882	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,826,076	-

TOTAL INVESTMENTS IN FIXED INCOME				$9,180,769	$7,513,204	$2,779,915	2.46%

22

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AVENUE INCOME CREDIT STRATEGIES COM	34,329.00	$581,083	$605,907
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,470,290
EATON VANCE FLOATING RATE A	26,315.79	250,000	248,158
EATON VANCE TAX-MANAGED GLOBAL	2,500.00	23,813	25,500
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	802,933
FLAHERTY & CRUMRINE PREFERRED I	11,833.00	87,440	173,235
FPA NEW INCOME INC COM	716,128.81	7,500,000	7,354,643
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,884,092
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	238,739
PIMCO DYNAMIC CREDIT INCOME FUND	25,000.00	565,060	581,000
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	808,000
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,614,387
PIMCO ALL ASSET ALL AUTHORITY INST	219,641.25	2,442,500	2,235,948
PIMCO FUNDAMENTAL ADVTG ABS RET STRAT I	248,756.22	1,000,000	992,537
PIMCO REAL RETURN INSTL	81,159.11	960,113	919,533
PUTNAM HIGH INC SECURITIES FUND	5,000.00	40,837	42,200
RIVERNORTH/OAKTREE HIGH INCOME I	24,533.86	250,000	256,624
THIRD AVENUE FOCUSED CREDIT INSTL	42,698.55	500,000	509,821
TOTAL BOND MUTUAL FUNDS		21,508,771	21,763,547	19.29%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Foreign Large Blend
VANGUARD TOTAL INTL STOCK INDEX INV	3,501.49	51,962	59,455	0.05%

Foreign Large Value
OAKMARK INTERNATIONAL FUND I	2,531.26	44,019	67,787	0.06%

Foreign Small/Mid Growth
JANUS TRITON FUND T SHARES	2,916.88	31,006	66,272	0.06%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE	20,000.00	255,572	272,200	0.24%

TOTAL INTERNATIONAL EQUITIES		382,559	465,714	0.41%

23

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:

SPECIALTY FUNDS
Energy
NUVEEN ENERGY MLP TOTAL RETURN		10,295.00	138,065	208,474	0.18%

Utilities
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	993,830	0.88%

Large Cap Blend
COOK & BYNUM FUND		33738.19	500,000	526,653
SELECTED AMERICAN SHARES D		2,059.31	100,000	103,748
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	134,665
WISDOMTREE LARGECAP DIVIDEND		1,500.00	63,693	103,035
YACKTMAN FUND SVC		24,771.08	506,985	592,277
			1,261,154	1,460,378	1.29%

Mid Cap Growth
MERIDIAN GROWTH LEGACY		2,009.07	93,000	71,824	0.06%

Foreign Large Value
ISHARES INTL SELECT DIV		2,500.00	84,611	99,875	0.09%

Financial
FRANKLIN INCOME FUND ADVIS		119,047.62	250,000	298,810	0.26%

Precious Metals
MARKET VECTORS GOLD MINERS		25,000.00	1,223,726	602,750
SPDR GOLD SHARES	[3]	10,000.00	969,550	1,242,200
			2,193,276	1,844,950	1.64%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,892	512,752	0.45%

24

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:

Moderate Allocation
FPA CRESCENT PORTFOLIO	33,641.26	1,025,302	1,129,337
OAKMARK EQUITY & INCOME I	8,920.47	263,600	295,892
SEQUOIA FD INC COM	740.54	108,371	168,354
		1,397,273	1,593,583	1.41%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM	75,379.17	1,010,000	1,096,013
WINTERGREEN FD INVESTOR	7,005.79	102,985	128,276
		1,112,985	1,224,289	1.09%

TOTAL SPECIALTY FUNDS		7,687,573	8,308,765	7.37%

TOTAL STOCK MUTUAL FUNDS		8,070,132	8,774,479	7.78%

TOTAL INVESTMENTS IN MUTUAL FUNDS		$29,578,903	$30,538,026	27.07%

25

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$500,000	$601,488
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,500,000	1,472,124
ELLIOTT ASSOCIATES LP	[2,3]	2,000,000	3,579,417
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,308,783
HAYMAN CAPITAL PARTNERS LP	[2,3]	2,501,138	2,950,738
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	919,590	1,298,528
PASSPORT LONG SHORT FUND	[2,3]	1,000,000	1,030,287
PRIVET FUND LP	[2,3]	1,000,000	1,427,923
RIVERNORTH CAPITAL PARTNERS, LP	[2,3]	2,000,000	2,923,186
SERENGETI MULTI SERIES LLC	[2,3]	982,396	1,070,393
STARK INVESTMENTS LP	[2,3]	220,823	589,791
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	80,435	72,727
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,081,632	1,176,190
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	43,220
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD.	[2,3]	500,000	500,000
TOTAL LIMITED PARTNERSHIPS		17,021,581	22,044,795	19.54%

TOTAL OTHER INVESTMENTS		$17,021,581	$22,044,795	19.54%

26

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Services	15,000.00	HERTZ GLOBAL HOLDINGS INC COM	[3]	$350,969	$427,050
	1,000.00	MCDONALDS CORP COM		95,695	101,380
	1,500.00	RENT A CENTER INC NEW COM		51,495	43,815
	10,000.00	RICKS CABARET INTL INC COM	[3]	109,893	101,000
	1,000.00	THE ADT CORP COM		42,194	30,240
				650,246	703,485	0.62%

Retailing	2,500.00	KOHLS CORP COM		128,062	136,975
	1,000.00	LULULEMON ATHLETICA INC COM	[3]	57,915	45,930
	1,000.00	PANERA BREAD CO CL A	[3]	162,658	152,970
				348,635	335,875	0.30%

Automobiles & Components	15,000.00	GENERAL MOTORS CORP COM		535,030	517,200	0.46%

Household & Personal Products	5,000.00	COACH INC COM		258,535	223,250	0.20%

Recreation	15,000.00	CEDAR FAIR LP		446,330	778,200	0.69%

TOTAL CONSUMER DISCRETIONARY				2,238,776	2,558,010	2.27%

CONSUMER STAPLES
Food & Staples Retailing	40,000.00	DANONE SPONSORED ADR		544,985	593,600	0.53%

Food, Beverage & Tobacco	25,000.00	AMBEV SA SPONSORED ADR		142,690	181,250
	10,000.00	COCA COLA CO COM		376,151	407,900
	5,000.00	COCA COLA FEMSA SA SPONS ADR		494,172	559,800
	3,500.00	GENERAL MILLS INC COM		122,082	185,570
	1,000.00	HERSHEY CO COM		61,459	96,240
	10,000.00	NESTLE S A SPONSORED ADR	[3]	396,900	771,800
	7,500.00	PEPSICO INC COM		617,894	644,175
	7,500.00	PHILIP MORRIS INTL COM		612,957	640,725
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	225,720
	2,000.00	SMUCKER J M CO COM NEW		121,939	193,360
	1,000.00	WHITEWAVE FOODS CO COM	[3]	24,151	27,690
				3,113,911	3,934,230	3.49%

Household & Personal Products	100,000.00	AVON PRODUCTS INC COM		1,489,317	1,528,000
	11,500.00	PROCTER & GAMBLE CO COM		840,716	949,325
				2,330,033	2,477,325	2.20%

TOTAL CONSUMER STAPLES				5,988,929	7,005,155	6.21%

27

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

ENERGY	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	64,760
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	262,440
	2,000.00	BUCKEYE PARTNERS L P UNIT		124,792	152,420
	1,000.00	CHEVRON CORP		106,870	125,520
	4,500.00	CPFL ENERGIA S A SPONSORED		103,020	75,420
	750.00	DEVON ENERGY CORP NEW COM		59,334	52,500
	250.00	ENCANA CORP COM		6,581	5,802
	8,000.00	ENERGY TRANSFER EQUITY LP		150,093	372,720
	1,000.00	ENSCO PLC		51,645	50,450
	17,440.00	ENTERPRISE PRODS PARTNERS COM		463,200	1,275,387
	2,004.00	EXXON MOBIL CORP COM		151,432	205,230
	8,000.00	KINDER MORGAN ENERGY PARTNERS LP		491,126	603,040
	30,000.00	KINDER MORGAN INC COM		1,016,628	979,800
	235.32	KINDER MORGAN MANAGEMENT L	[3]	7,882	16,990
	8,500.00	MARKWEST ENERGY PARTNERS L		160,976	538,390
	25,000.00	NORTHERN TIER ENERGY LP		568,819	675,250
	1,000.00	OCCIDENTAL PETROLEUM COM		88,813	95,750
	1,250.00	ONE GAS INC COM		13,604	45,725
	5,000.00	ONEOK INC COM		93,934	316,100
	750.00	PEABODY ENERGY CORP COM		45,175	14,257
	2,500.00	PENN WEST PETROLEUM LTD		45,428	22,650
	2,000.00	PETROLEO BRASILEIRO SA SPO		76,714	27,760
	10,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	558,000
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	118,110
	5,000.00	TARGA RESOURCES PARTNERS,		134,173	296,050
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	206,325
	1,500.00	TRANSOCEAN INC NEW SHS		104,518	64,605
	3,000.00	WILLIAMS COMPANIES INC COM		109,004	126,510
TOTAL ENERGY				4,973,024	7,347,961	6.51%

FINANCIALS
Banks	3,000.00	BANK OF AMERICA CORP COM		50,497	45,420
	1,300.00	BANK OF NOVA SCOTIA COM		66,388	79,014
	10,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	96,800
	2,500.00	WELLS FARGO & CO DEL COM		113,117	124,100
				320,152	345,334	0.31%

Diversified Financials	2,500.00	BERKSHIRE HATHAWAY INC CL	[3]	185,406	322,125
	1,300.00	CME GROUP		71,797	91,507
				257,203	413,632	0.37%

28

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

Financial	800.00	AMERICAN EXPRESS CO COM		35,211	69,944
	5,000.00	ANNALY CAPITAL MGMT INC		82,125	57,750
	20,483.00	ARES CAPITAL CORP COM		346,565	351,693
	10,000.00	BLACKROCK KELSO CAP COM		100,715	90,800
	15,000.00	CAPITALA FINANCE CORP COM		296,797	275,700
	3,000.00	DBS GROUP HLDGS LTD SPONS		160,845	162,150
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	250,800
	2,000.00	MEDALLION FINL CORP COM		28,811	27,200
	1,500.00	NATIONSTAR MTG HLDGS COM	[3]	45,423	49,095
	15,000.00	OAKTREE CAP GROUP LLC UNIT		616,307	795,000
				1,939,279	2,130,132	1.89%

Insurance	1,500.00	AON PLC SHS CL A		121,687	127,320
	1,000.00	METLIFE INC COM		32,265	52,350
	2,500.00	TRAVELERS COMPANIES COM		203,356	226,450
				357,308	406,120	0.36%

Real Estate	5,000.00	CHEUNG KONG HLDGS LTD ADR		70,725	84,600
	1,000.00	GEO GROUP INC COM		32,717	33,530
	7,000.00	IRSA INVESTMENTS & REPRESENATIONS		67,452	93,030
	42,000.00	MEDICAL PPTYS TR INC COM		458,442	567,000
	3,000.00	TOLL BROTHERS INC COM	[3]	106,119	102,720
	2,000.00	VENTAS INC		91,107	132,160
				826,562	1,013,040	0.90%

REIT	5,000.00	KENNEDY WILSON HLDGS I COM		108,031	109,200
	3,000.00	OMEGA HEALTHCARE INVS COM		93,016	104,340
				201,047	213,540	0.19%

TOTAL FINANCIALS				3,901,551	4,521,798	4.01%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	130,360
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	346,500
	6,050.00	LABORATORY CORP AMER HLDGS	[3]	556,717	597,135
	2,000.00	QUEST DIAGNOSTICS INC COM		109,188	111,860
	4,000.00	ROCHE HLDG LTD SPONS ADR	[3]	129,261	146,600
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	119,325
				1,229,750	1,451,780	1.29%

29

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

Pharmaceuticals & Biotechnology	5,000.00	ASTRAZENECA PLC SPONSORED		235,531	395,250
	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	140,120
	5,000.00	HOSPIRA INC	[3]	165,854	229,000
	500.00	IMMUNOGEN INC COM	[3]	5,722	6,470
	3,000.00	ELI LILLY & CO COM		132,158	177,300
	26,500.00	PFIZER INC COM		533,833	828,920
	10,000.00	SANOFI SPONSORED ADR		337,248	538,000
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	38,480
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	48,860
				1,538,345	2,402,400	2.13%

TOTAL HEALTH CARE				2,768,095	3,854,180	3.42%

INDUSTRIALS
Capital Goods	1,500.00	AMERICAN RAILCAR INDS COM		50,501	104,160
	10,000.00	TEEKAY LNG PARTNERS LP		384,775	428,100
	1,000.00	WABTEC CORP COM		59,525	74,550
				494,801	606,810	0.54%

Commercial Services & Supplies	1,000.00	ECOLAB INC COM		105,289.00	104,640.00
	2,000.00	STERICYCLE INC COM	[3]	201,180	232,880
	6,000.00	US ECOLOGY INC COM		122,962	267,900
	500.00	WASTE MGMT INC DEL COM		17,412	22,225
				446,843	627,645	0.56%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	94,530	0.08%

TOTAL INDUSTRIALS				1,014,974	1,328,985	1.18%

INFORMATION TECHNOLOGY
Software & Services	8,500.00	MICROSOFT CORP COM		242,537	343,400
	4,000.00	ORACLE CORP COM		110,847	163,520
				353,384	506,920	0.45%

Technology Hardware & Equipment	2,500.00	APPLE INC COM		1,273,136	1,475,225
	18,200.00	CISCO SYSTEMS INC COM		393,543	420,602
	5,000.00	EMC CORP MASS COM		123,828	129,000
	1,500.00	QUALCOMM INC COM		71,275	118,065
				1,861,782	2,142,892	1.90%

Semiconductors &	3,500.00	INTEL CORP COM		73,338	93,415
Semiconductor Equipment	2,000.00	KLA-TENCOR CORP		112,556	127,980
				185,894	221,395	0.20%

TOTAL INFORMATION TECHNOLOGY				2,401,060	2,871,207	2.55%

30

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

MATERIALS
Materials	5,000.00	BROOKFIELD INFRASTRUCTURE		143,784	194,950
	2,000.00	MOSAIC CO		93,287	100,080
	1,000.00	POTASH CORP		42,081	36,160
	2,000.00	RPM INTL INC COM		42,340	85,320
	7,000.00	WILLIAMS PARTNERS LP COM		349,516	361,060
				671,008	777,570	0.69%

Commodities	3,000.00	HI-CRUSH PARTNERS LP COM		118,516	121,770	0.11%

TOTAL MATERIALS				789,524	899,340	0.80%

TELECOMMUNICATION SERVICES
Telecom Services	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	40,160
	3,000.00	AT&T CORP COM		84,046	107,100
	4,500.00	BCE INC COM		191,785	200,430
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	109,560
	10,000.00	NIPPON TELEG & TEL SPONS ADR		254,175	278,400
	15,000.00	SINGAPORE TELECOMM LTD ADR		412,310	458,700
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	46,180
	2,000.00	TELECOM ARGENTINA SA		36,419	40,740
	6,500.00	TELEFONICA S A SPONSORED A		108,424	108,875
	6,000.00	TELEFONICA BRASIL S.A.		146,002	127,200
	5,454.00	VODAFONE GROUP		271,594	207,034
				1,690,359	1,724,379	1.53%

Telecom Technology	20,000.00	RELM WIRELESS CORP COM	[3]	53,773	62,800	0.06%

TOTAL TELECOMMUNICATION SERVICES				1,744,132	1,787,179	1.58%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM		79,050	107,620
	5,000.00	AMERIGAS PARTNERS LP COM		212,399	231,900
	6,500.00	DOMINION RES INC VA COM		330,756	471,510
	10,187.00	DUKE ENERGY CORP COM		542,356	758,829
	1,000.00	ENTERGY CORP NEW COM		69,388	72,500
	2,000.00	INTEGRYS ENERGY GRP COM		104,066	122,560
	1,000.00	NATIONAL GRID PLC SPON ADR		49,641	71,060
	8,000.00	ONEOK PARTNERS LP COM		256,917	455,920
	3,000.00	SOUTHERN CO COM		122,610	137,490
TOTAL UTILITIES				1,767,183	2,429,389	2.15%

TOTAL INVESTMENTS IN COMMON STOCKS				$27,587,248	$34,603,204	30.68%

31

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2014

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
PEPSICO INC PUT OPTION, $75 EXP 10/18/14	[3]	25	$3,964	$1,875
PEPSICO INC PUT OPTION, $77.50 EXP 7/19/14	[3]	25	2,964	925
PEPSICO INC PUT OPTION, $80 EXP 5/17/14	[3]	25	2,214	200
SPDR S&P 500 QT PUT OPTION, $175 EXP 5/17/14	[3]	100	12,819	1,100
			21,961	4,100

TOTAL INVESTMENTS IN PUT OPTIONS			$21,961	$4,100	0.00%

32

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2014

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

33

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2014

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$22,585,495	$22,585,495	20.02%

TOTAL INVESTMENTS - MARKET VALUE			112,555,535	99.78%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			247,025	0.22%

TOTAL NET ASSETS			$112,802,560	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

34

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2014

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
AMERICAN RAIL CALL OPTION, $90 EXP 9/20/14	[3]	(5.00)	$(1,385)	$(325)
APPLE INC CALL OPTION, $550 EXP 6/21/14	[3]	(10.00)	(15,334)	(43,000)
LAB CORP AMER CALL OPTION, $95 EXP 5/17/14	[3]	(25.00)	(7,211)	(10,600)
LAB CORP AMER CALL OPTION, $110 EXP 8/16/14	[3]	(10.00)	(1,284)	(700)
LULULEMON ATHL CALL OPTION, $67.50 EXP 6/21/14	[3]	(10.00)	(2,374)	(20)
NATIONSTAR MTG CALL OPTION, $35 EXP 10/18/14	[3]	(15.00)	(4,476)	(4,650)
OMEGA HEALTHCARE INV CALL OPTION, $35 EXP 9/20/14	[3]	(20.00)	(569)	(2,400)
PANERA BREAD CALL OPTION, $180 EXP 5/17/14	[3]	(5.00)	(3,085)	(45)
QUEST DIAGNOSTICS CALL OPTION, $65 EXP 5/17/14	[3]	(10.00)	(584)	(50)
TOTAL CALL OPTIONS - LIABILITIES			(36,302)	(61,790)	-0.05%

PUT OPTIONS:
AKAMAI TECHNOL PUT OPTION, $50 EXP 1/17/15	[3]	(15.00)	(4,926)	(7,125)
AMAZON COM INC PUT OPTION, $350 EXP 7/19/14	[3]	(5.00)	(7,609)	(24,565)
BIOGEN IDEC PUT OPTION, $290 EXP 10/18/14	[3]	(5.00)	(9,384)	(15,050)
CELGENE CORP PUT OPTION, $125 EXP 10/18/14	[3]	(10.00)	(7,539)	(4,350)
COACH INC PUT OPTION, $46 EXP 5/17/14	[3]	(50.00)	(8,171)	(8,250)
COACH INC PUT OPTION, $48 EXP 5/17/14	[3]	(50.00)	(12,171)	(16,350)
FIRST SOLAR PUT OPTION, $60 EXP 9/20/14	[3]	(10.00)	(4,484)	(4,750)
GENERAL MOTORS PUT OPTION, $32 EXP 9/20/14	[3]	(100.00)	(20,885)	(14,200)
GENERAL MOTORS PUT OPTION, $35 EXP 6/21/14	[3]	(100.00)	(28,143)	(17,600)
GILEAD SCIENCE PUT OPTION, $57.50 EXP 11/22/14	[3]	(15.00)	(4,193)	(1,590)
LULULEMON ATHL PUT OPTION, $50 EXP 6/21/14	[3]	(20.00)	(4,469)	(10,360)
QUEST DIAGNOSTICS PUT OPTION, $50 EXP 5/17/14	[3]	(10.00)	(1,984)	(50)
QUEST DIAGNOSTICS PUT OPTION, $60 EXP 5/17/14	[3]	(20.00)	(6,569)	(8,200)
SPDR S&P 500 QT PUT OPTION, $160 EXP 5/17/14	[3]	(200.00)	(6,899)	(400)
			(127,426)	(132,840)	-0.12%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(163,728)	$(194,630)	-0.17%

35

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and Chief Executive Officer

Date: June 23, 2014

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 23, 2014